Operating segments (Tables)	6 Months Ended
Jun. 30, 2015
Operating segments [Abstract]
Schedule of Components of Results of Operations by Segment
Six months ended June 30, 2015 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$5,969	57,668	63,637

Gross income	714	13,663	14,377

Sales and marketing			7,394
General and administrative			5,519

Operating income			1,464

Financial expenses, net			(32)

Income before taxes on income			1,432

Depreciation and amortization	140	4,400	4,540

Six months ended June 30, 2014 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$5,709	$59,645	$65,354
Gross profit	738	14,192	14,930

Sales and marketing			6,274
General and administrative			5,137
Operating income			3,519
Financial expenses, net			(370)
Income before taxes on income			3,149
Depreciation and amortization	$240	$4,647	$4,887

Three months ended June 30, 2015 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	3,006	30,101	33,107
Gross profit	399	6,787	7,186

Sales and marketing			3,765
General and administrative			3,267

Operating income			154

Financial expenses, net			77

Income before taxes on income			231

Depreciation and amortization	67	2,405	2,472

Three months ended June 30, 2014 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$2,832	$29,665	$32,497
Gross profit	323	6,572	6,895

Sales and marketing			3,279
General and administrative			2,606

Operating income			1,010

Financial expenses, net			(200)

Income before taxes on income			810
Depreciation and amortization	$108	$2,388	$2,496

Schedule of Revenues and Long-Lived Assets by Geographic Areas
					Year ended
	Six months ended June 30		Three months ended June 30		December 31
	2015	2014	2015	2014	2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(audited)

North America	$17,183	$18,033	$9,152	$9,073	$36,142
Europe	27,205	27,932	14,293	13,674	55,811
Asia	7,171	7,924	3,553	4,295	15,537
Israel	3,947	3,830	2,050	1,846	7,956
Middle East (other than Israel)	4,856	4,981	2,433	2,481	10,796
Rest of the world	3,275	2,654	1,626	1,128	4,984

	63,637	$65,354	33,107	$32,497	$131,226